Basis of preparation of consolidated financial statements and material accounting policy information - Narrative (Details)		12 Months Ended
	Nov. 01, 2023 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Oct. 31, 2023 shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Stockholders equity note stock split conversion ratio	0.0667	0.0667
Stockholders equity note, stock split, shares converted	15
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015	$ 0.0015
Stockholders equity note, new share	1
Number of shares outstanding (in shares)	12,200,000	12,984,844	12,205,180	181,800,000
Increase (decrease) in number of ordinary shares issued (in shares)	35,755
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares					$ 0.0001
Ordinary shares after reverse stock
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares			$ 0.0015